LEASES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Gain on lease termination	$ 0	$ 1,263
Proceeds from tenant improvement allowances	1,055	2,594
Tenant improvement allowance from finance and operating lease arrangements	2,166
Tenant improvement allowance from other financing transactions	100
Total Long-term notes and loans payable, net	460,750	497,713
Repayment of debt	40,000	0
Interest expense	37,926	43,575
Interest paid, classified as financing activities	3,100	3,500
Impacted California Facilities
Lessee, Lease, Description [Line Items]
Gain on lease termination		1,100
Financing liability
Lessee, Lease, Description [Line Items]
Total Long-term notes and loans payable, net	90,940	93,500
Repayment of debt	13,500	13,200
Interest expense	$ 11,500	$ 11,700
Minimum
Lessee, Lease, Description [Line Items]
Finance lease, term of contract (in years)	2 years
Operating lease, term of contract (in years)	2 years
Operating lease, renewal term (in years)	3 years
Finance lease, renewal term (in years)	3 years
Expected renewal option term (in years)	5 years
Maximum
Lessee, Lease, Description [Line Items]
Finance lease, term of contract (in years)	20 years
Operating lease, term of contract (in years)	20 years
Operating lease, renewal term (in years)	25 years
Finance lease, renewal term (in years)	25 years
Expected renewal option term (in years)	10 years